Income and Partnership Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Significant components of income before taxes for the years ended December 31, 2017, 2016 and 2015 were as follows:

(In thousands)	2017	2016	2015
Domestic	$171,382	$223,626	$209,268
Foreign	45,206	25,480	(74,854)

Total income before taxes	$216,588	$249,106	$134,414

Schedule of Components of Income Tax Expense (Benefit)

The provision (benefit) for income taxes was comprised of the following for the years ended December 31, 2017, 2016 and 2015:

(In thousands)	2017	2016	2015
Income taxes:
Current federal	$18,640	$40,440	$22,232
Current state and local	4,631	5,729	3,767
Current foreign	2,501	3,188	530

Total current	25,772	49,357	26,529

Deferred federal, state and local	(41,133)	5,766	4,842
Deferred foreign	5,363	4,896	(20,898)

Total deferred	(35,770)	10,662	(16,056)

Total provision (benefit) for income taxes	$(9,998)	$60,019	$10,473

Schedule of Effective Income Tax Rate Reconciliation

The sources and tax effects of the differences were as follows:

(In thousands)	2017	2016	2015
Income tax provision based on the U.S. federal statutory tax rate	$75,806	$87,187	$47,045
Partnership income not includible in corporate income	(23,644)	(38,702)	(39,279)
State and local taxes, net of federal income tax benefit	4,878	6,323	3,504
Valuation allowance	(119)	(1,473)	—
Tax credits	(1,063)	(1,066)	(1,253)
Change in U.S. tax law	(54,171)	7,366	—
Foreign currency translation (gains) losses	(10,756)	—	—
Nondeductible expenses and other	(929)	384	456

Total provision (benefit) for income taxes	$(9,998)	$60,019	$10,473

Schedule of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities as of December 31, 2017 and December 31, 2016 were as follows:

(In thousands)	2017	2016
Deferred tax assets:
Compensation	$9,022	$15,716
Accrued expenses	4,647	6,875
Foreign tax credits	8,654	7,679
Tax attribute carryforwards	2,016	1,987
Derivatives	938	2,698
Foreign currency	5,443	10,414
Deferred revenue	2,653	4,455

Deferred tax assets	33,373	49,824
Valuation allowance	(4,088)	(4,207)

Net deferred tax assets	29,285	45,617

Deferred tax liabilities:
Property	(91,730)	(136,831)
Intangibles	(12,353)	(13,671)

Deferred tax liabilities	(104,083)	(150,502)

Net deferred tax liability	$(74,798)	$(104,885)

Summary of Income Tax Contingencies

 The following is a reconciliation of beginning and ending unrecognized tax benefits:

(In thousands)	Unrecognized Tax Benefits
Balance at December 31, 2015	$1,100
Increase from 2016 tax positions	—
Increase from 2015 tax positions	100
Decrease from settlements with taxing authority	—
Decrease from expiration of statute of limitations	(300)

Balance at December 31, 2016	900
Increase from 2017 tax positions	—
Increase from 2016 tax positions	100
Decrease from settlements with taxing authority	—
Decrease from expiration of statute of limitations	(300)

Balance at December 31, 2017	$700